Segment Reporting - Additional Information (Detail) - LCP Edge Intermediate, Inc. [Member] - Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Number of operating segment	1	1
Number of reportable segment	1	1